SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - Youlife International Holdings Inc [Member]	Aug. 30, 2022 ¥ / shares
Restructuring Cost and Reserve [Line Items]
Volatility	51.76%
Discounts for lack of marketability	11.82%
Risk-free interest rate	3.03%
Dividend yield	0.00%
Share price	¥ 7.82